Income Taxes - Unrecognized Tax Benefit Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized benefit—beginning of the year	$ 853	$ 568	$ 57
Gross increases—prior period positions	0	0	186
Gross increases—current period positions	424	285	325
Unrecognized benefit—end of period	$ 1,277	$ 853	$ 568